General and administrative - Schedule of general and administrative expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of General And Administrative Expense Abstract
Professional fees	$ 295,401	$ 355,722
Investor relations	123,757	358,901
Salaries, wages and benefits	429,303	337,839
Consulting fees	192,688	125,144
Office and general administrative	222,758	138,705
Foreign exchange loss	56,813	11,800
General and administrative expense	$ 1,320,720	$ 1,328,111